REVENUE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cepton Technologies, Inc. [Member]
REVENUE [Line Items]
Revenue

Note 2. Revenue

The Company disaggregates its revenue from contracts with customers by geographic region based on the shipping location of the customer. Total revenue disaggregated by geographic region is as follows (dollars in thousands):

	Six Months Ended June 30,
	2021		2020
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by geography:
North America	$252	19%	$347	43%
Asia Pacific	875	66%	435	54%
Other	206	15%	28	3%
Total	$1,333	100%	$810	100%

As of June 30, 2021 and December 31, 2020, the Company had $2,000 and $44,000, respectively, of contract liabilities included in accrued expenses and other current liabilities and no contract assets.

Note 2. Revenue

The Company disaggregates its revenue from contracts with customers by geographic region based on the shipping location of the customer. Total revenue disaggregated by geographic region is as follows (dollars in thousands):

	Year Ended December 31,
	2020		2019
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by geography:
North America	$721	36%	$1,579	38%
Asia Pacific	1,011	50%	2,277	55%
Other	274	14%	276	7%
Total	$2,006	100%	$4,132	100%

As of December 31, 2020, the Company had $44,000 of contract liabilities included in accrued expenses and other current liabilities and no contract assets. As of December 31, 2019, the Company had no contract assets or contract liabilities.